SUBSEQUENT EVENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Schedule of Net Assets Purchased

The Company acquired the assets as noted below in consideration of the 150,000,000 shares in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price in was allocated as follows:

Net Assets Purchased
Accounts payable and other current liabilities	$(50,606)
Goodwill	9,050,606
Purchase Price	$9,000,000

Net Assets Purchased
Cash	$7,301
Accounts payable and other current liabilities	(11,811)
Goodwill	9,004,510
Purchase Price	$9,000,000

Schedule of Net Assets Spun-off

With the spinoff of DNA Canada, Inc., in accordance with ASC 505-60-55-1, the following assets and liabilities were transferred to the new company in the form of a dividend:

Net Assets Spun-off
Prepaid expenses	$191,584
Fixed assets	138,049
Mining rights	1,035,818
Accounts payable	(111,275)
Asset retirement obligation	(107,749)
Note payable	(125,451)
Accumulated comprehensive income	114,446
Due to Company	(5,296,228)
Adjustment to Additional Paid in Capital	$(4,160,806)

Net Assets Spun-off
Cash	$25,514
Prepaid expenses	137,919
Sales tax receivable	17,097
Fixed assets	138,124
Mining rights	1,035,818
Accounts payable	(127,640)
Asset retirement obligation	(107,749)
Note payable	(127,523)
Accumulated comprehensive income	108,337
Due to DNAP	(5,288,703)
Adjustment to Additional Paid in Capital	$(4,188,806)

Schedule of Unaudited Pro forma Results of Operations

These unaudited pro forma results of operations are based on the historical financial statements and related notes of each of Breathe and the Company without DNA Canada, Inc. included.

	For the six months ended June 30,		For the three months ended June 30,
	2015	2014	2015	2014
Revenues	$6,000	$-	$6,000	$-
Net loss	(6,696,333)	(1,078,536)	(5,675,476)	(482,440)
Net loss per share	(0.01)	(0.01)	(0.01)	(0.01)

	For the years ended December 31,
	2014	2013
Revenues	$-	$-
Net loss	$(1,343,661)	$(2,219,299)
Net loss per share	$(0.01)	$(0.02)